Share Capital (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of Share Capital [Abstract]
Schedule of Issued and Fully Paid Share Capital

Issued and fully paid share capital

	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	Number	Number	$	$
Ordinary shares of $0.002 per share	4,926,711	2,894,970	9,853	5,790
The authorized share capital of the Company is US$50,000 divided into 25,000,000 ordinary shares of $0.002 each.
Schedule of Share Capital

Movements in the Company's share capital in the year ended September 30, 2024 are as follows:

(in USD, except number)	Number	Share capital	Share premium
At October 1, 2023	2,894,970	5,790	120,966,057
Shares issued on exercise of employee share options	99,793	200	887,791
Shares issued for cash, net of issuance costs	335,311	671	1,125,329
Shares issued in relation to the SEPA	1,495,157	2,990	4,241,769
Shares issued to settle MSA and CSA compensation	23,606	47	190,203
Transfer from share premium in connection with the RSS (see note 4)	77,874	155	(155)
At September 30, 2024	4,926,711	9,853	127,410,994